Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Preferred shares and other equity [Member]	Common shares [Member]	Shareholders and other equity holders retained earnings [Member]	Shareholders and other equity holders retained earnings [Member] Opening Adjustment Of Financial Assets At Adoption Of IFRS 9 IFRS17 [Member]	Shareholders and other equity holders retained earnings [Member] Opening Adjustment Of Insurance Contracts At Adoption Of IFRS17 [Member]	Contributed Surplus [Member]	Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]	Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member] Opening Adjustment Of Financial Assets At Adoption Of IFRS 9 IFRS17 [Member]	Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member] Opening Adjustment Of Insurance Contracts At Adoption Of IFRS17 [Member]	Participating Policyholders' Equity [Member]	Participating Policyholders' Equity [Member] Opening Adjustment Of Financial Assets At Adoption Of IFRS 9 IFRS17 [Member]	Participating Policyholders' Equity [Member] Opening Adjustment Of Insurance Contracts At Adoption Of IFRS17 [Member]	Non-controlling Interests [Member]	Non-controlling Interests [Member] Opening Adjustment Of Insurance Contracts At Adoption Of IFRS17 [Member]
Balance, beginning of year (Previously stated [member]) at Dec. 31, 2021				$ 23,492				$ 5,180			$ (1,233)			$ 1,694
Balance, beginning of year (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2021					$ (10,645)	$ (3,191)			$ 16,916	$ (16,133)		$ 626	$ 707		$ (258)
Balance, beginning of year at Dec. 31, 2021		$ 6,381	$ 23,093	9,656			$ 262	5,963			100			1,436
Issued (note 12)		1,000
Redeemed (note 12)		(711)
Issuance costs, net of tax		(10)
Exercise of stock options and deferred share units			23				(4)
Stock option expense							5
Net income (loss) attributed to shareholders and other equity holders				(1,933)
Common shares repurchased (note 12)			(938)	(946)
Preferred share dividends and other equity distributions				(260)
Preferred shares redeemed (note 12)				(14)
Common share dividends				(2,513)
Change in unrealized foreign exchange gains (losses) on net foreign operations	$ 1,755							1,340
Net income (loss) attributed to participating policyholders	(167)										(167)
Net income (loss) attributed to non-controlling interests	121													121
Other comprehensive income (loss) attributed to policyholders and non-controlling interests											(10)			(104)
Contributions (distributions and acquisition), net														(26)
Acquisition of non-controlling interest				(43)			(25)
Other changes in OCI attributed to shareholders and other equity holders								177
Change in unrealized gains (losses) on fair value through OCI investments								(42,407)
Changes in insurance / reinsurance finance income (expenses)								48,780
Balance, end of year (Previously stated [member]) at Dec. 31, 2022				3,947				13,853			(77)			1,427
Balance, end of year (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2022					$ (409)				$ 408
Balance, end of year at Dec. 31, 2022	48,226	6,660	22,178	3,538			238	14,261			(77)			1,427
Total shareholders' and other equity, end of year	46,876
Issued (note 12)		0
Exercise of stock options and deferred share units			94				(18)
Stock option expense	2
Net income (loss) attributed to shareholders and other equity holders				5,103
Common shares repurchased (note 12)			(745)	(850)
Preferred share dividends and other equity distributions				(303)
Common share dividends				(2,669)
Change in unrealized foreign exchange gains (losses) on net foreign operations	(1,301)							(1,117)
Net income (loss) attributed to participating policyholders	360										360
Net income (loss) attributed to non-controlling interests	144													144
Other comprehensive income (loss) attributed to policyholders and non-controlling interests											(26)			(126)
Contributions (distributions and acquisition), net														(14)
Other changes in OCI attributed to shareholders and other equity holders								(34)
Change in unrealized gains (losses) on fair value through OCI investments								7,923
Changes in insurance / reinsurance finance income (expenses)								(7,222)
Balance, end of year at Dec. 31, 2023	48,727	$ 6,660	$ 21,527	$ 4,819			$ 222	$ 13,811			$ 257			$ 1,431
Total shareholders' and other equity, end of year	$ 47,039